Annual Operating Expenses - FidelitySeriesHighIncomeFund-PRO - FidelitySeriesHighIncomeFund-PRO - Fidelity Series High Income Fund - Fidelity Series High Income Fund	Jun. 29, 2024
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.15%	[1]
Total annual operating expenses	0.15%	[1]

[1]	A Includes interest expense of certain underlying Fidelity ® funds. Excluding interest expense of the applicable underlying Fidelity ® funds, total annual operating expenses are 0.02% .